Quarterly Holdings Report
for

Fidelity Advisor® Value Leaders Fund

July 31, 2020

AVLF-QTLY-0920
1.804852.116

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.9%
	Shares	Value
COMMUNICATION SERVICES - 2.7%
Media - 2.7%
Comcast Corp. Class A	12,300	$526,440
CONSUMER DISCRETIONARY - 5.2%
Multiline Retail - 1.9%
Dollar General Corp.	1,900	361,760
Specialty Retail - 2.2%
Best Buy Co., Inc.	4,200	418,278
Textiles, Apparel & Luxury Goods - 1.1%
Tapestry, Inc.	15,800	211,088

TOTAL CONSUMER DISCRETIONARY		991,126

CONSUMER STAPLES - 6.1%
Beverages - 1.7%
C&C Group PLC (United Kingdom)	109,590	332,094
Food Products - 1.8%
Tyson Foods, Inc. Class A	5,600	344,120
Tobacco - 2.6%
Altria Group, Inc.	12,100	497,915

TOTAL CONSUMER STAPLES		1,174,129

ENERGY - 4.8%
Oil, Gas & Consumable Fuels - 4.8%
BP PLC sponsored ADR	9,100	200,564
Parex Resources, Inc. (a)	28,000	338,646
Teekay LNG Partners LP	14,600	158,848
Total SA sponsored ADR	6,100	229,726
		927,784
FINANCIALS - 28.8%
Banks - 7.0%
Bank of America Corp.	26,100	649,368
M&T Bank Corp.	2,500	264,875
Wells Fargo & Co.	17,300	419,698
		1,333,941
Capital Markets - 4.4%
Affiliated Managers Group, Inc.	5,500	378,345
State Street Corp.	7,200	459,288
		837,633
Consumer Finance - 3.0%
Capital One Financial Corp.	5,100	325,380
Discover Financial Services	5,000	247,150
		572,530
Diversified Financial Services - 5.1%
Berkshire Hathaway, Inc. Class B (a)	5,000	978,900
Insurance - 9.3%
Allstate Corp.	4,900	462,511
Chubb Ltd.	3,800	483,512
MetLife, Inc.	11,200	423,920
The Travelers Companies, Inc.	3,700	423,354
		1,793,297

TOTAL FINANCIALS		5,516,301

HEALTH CARE - 22.7%
Biotechnology - 3.2%
Alexion Pharmaceuticals, Inc. (a)	3,800	389,462
Amgen, Inc.	900	220,203
		609,665
Health Care Providers & Services - 14.5%
Anthem, Inc.	1,900	520,220
Cigna Corp.	2,800	483,532
CVS Health Corp.	9,200	579,048
Humana, Inc.	1,000	392,450
UnitedHealth Group, Inc.	2,650	802,367
		2,777,617
Pharmaceuticals - 5.0%
Bristol-Myers Squibb Co. rights (a)	6,200	22,320
Roche Holding AG (participation certificate)	2,070	716,958
Sanofi SA sponsored ADR	4,400	230,780
		970,058

TOTAL HEALTH CARE		4,357,340

INDUSTRIALS - 9.2%
Aerospace & Defense - 0.8%
General Dynamics Corp.	1,000	146,740
Airlines - 1.5%
Alaska Air Group, Inc.	8,100	278,964
Building Products - 1.7%
Owens Corning	5,500	332,585
Electrical Equipment - 2.8%
Acuity Brands, Inc.	3,700	366,670
Regal Beloit Corp.	1,800	165,546
		532,216
Machinery - 0.5%
Oshkosh Corp.	1,300	102,336
Trading Companies & Distributors - 1.9%
HD Supply Holdings, Inc. (a)	10,500	368,550

TOTAL INDUSTRIALS		1,761,391

INFORMATION TECHNOLOGY - 12.4%
Communications Equipment - 4.1%
Cisco Systems, Inc.	16,800	791,280
IT Services - 4.4%
Amdocs Ltd.	6,300	391,230
Cognizant Technology Solutions Corp. Class A	6,700	457,744
		848,974
Semiconductors & Semiconductor Equipment - 3.9%
Intel Corp.	15,500	739,815

TOTAL INFORMATION TECHNOLOGY		2,380,069

REAL ESTATE - 2.0%
Real Estate Management & Development - 2.0%
CBRE Group, Inc. (a)	8,600	376,766
TOTAL COMMON STOCKS
(Cost $18,466,996)		18,011,346

Nonconvertible Preferred Stocks - 3.4%
INFORMATION TECHNOLOGY - 3.4%
Technology Hardware, Storage & Peripherals - 3.4%
Samsung Electronics Co. Ltd.
(Cost $611,305)	15,600	645,728

Money Market Funds - 2.8%
Fidelity Cash Central Fund 0.14% (b)
(Cost $537,215)	537,104	537,266
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $19,615,516)		19,194,340
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(11,759)
NET ASSETS - 100%		$19,182,581

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,466
Fidelity Securities Lending Cash Central Fund	110
Total	$3,576

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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